Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 1,356,274	$ 2,350,741
Investments		26,250
Other current assets		50,000
Total current assets	1,356,274	2,426,991
Property and equipment	1,496	2,497
Other asset		99,338
TOTAL ASSETS	1,357,770	2,528,826
CURRENT LIABILITIES:
Accounts payable and accrued expenses	3,137,517	1,783,015
Accrued expenses - related party		338,000
Current portion of convertible notes, net of debt discount	1,569,770	1,178,964
Total current liabilities	4,707,287	3,299,979
Long-term portion of convertible notes, net of debt discount		130,147
TOTAL LIABILITIES	4,707,287	3,430,126
COMMITMENTS AND CONTINGENCIES (NOTE 6)
STOCKHOLDERS’ DEFICIT:
Common Stock, no par value, unlimited shares authorized, 345,897,050 and 244,523,925 shares issued and outstanding, respectively	29,636,615	27,041,236
Equity payable	3,157,789	3,157,789
Accumulated deficit	(34,167,210)	(29,966,387)
Accumulated other comprehensive income	162,470	114,597
TOTAL EHAVE, INC. STOCKHOLDERS’ DEFICIT	(1,210,335)	347,235
Non-controlling interest	(2,139,182)	(1,248,535)
TOTAL STOCKHOLDERS’ DEFICIT	(3,349,518)	(901,300)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 1,357,770	$ 2,528,826